Related party transactions (Details) - EUR (€)		12 Months Ended
	Sep. 05, 2014	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 19, 2014
Related Party Transaction [Line Items]
Revenue from related party		€ 331,421,000	€ 367,581,000	€ 268,227,000
Accounts receivable, related party		39,655,000	39,063,000
Proceeds from issuance of credit facility		0	0	20,000,000
Repayments of debt		€ 0	€ 0	€ 40,000,000
Revenue | Customer Concentration Risk | Expedia
Related Party Transaction [Line Items]
Concentration risk, percentage		36.00%	36.00%	36.00%
Uncommitted Credit Facility
Related Party Transaction [Line Items]
Uncommitted credit facility principle amount		€ 50,000,000
Uncommitted Credit Facility | LIBOR
Related Party Transaction [Line Items]
Debt basis spread on variable rate		1.00%
Bank of America Merrill Lynch International Ltd. | Uncommitted Credit Facility
Related Party Transaction [Line Items]
Uncommitted credit facility principle amount	€ 10,000,000				€ 50,000,000
Proceeds from issuance of credit facility				€ 20,000,000
Bank of America Merrill Lynch International Ltd. | Uncommitted Credit Facility | LIBOR
Related Party Transaction [Line Items]
Debt basis spread on variable rate	1.00%
Expedia
Related Party Transaction [Line Items]
Expenses to related party		€ 0	€ 100,000	4,200,000
Principal owner | Expedia
Related Party Transaction [Line Items]
Revenue from related party		331,400,000	367,600,000	268,200,000
Other operating expenses from related party		800,000	500,000	4,200,000
Accounts receivable, related party		€ 39,700,000	38,600,000
Principal owner | Expedia | Minimum
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms		3 days
Principal owner | Expedia | Maximum
Related Party Transaction [Line Items]
Prior notice period on customary commercial terms		7 days
Principal owner | Data Hosting Services Agreement | Expedia
Related Party Transaction [Line Items]
Termination notice period		30 days
Expenses to related party		€ 59,000	68,000	21,000
Principal owner | Services and Support Agreement | Expedia
Related Party Transaction [Line Items]
Termination notice period		90 days
Expenses to related party		€ 700,000	€ 400,000	€ 100,000